Commitments and Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Disclosure of commitments [text block] [Abstract]
Credit amount of insurence contract liabilities	$ 7,994	$ 9,193
Letter of guarantee	321	334
Payment of litigation		$ 5,700
Premiums paid to reinsurers	$ 15,300